Stock-based compensation plans	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Stock-based compensation plans
21.	Stock-based compensation plans
The stock-based compensation expense for the fiscal years ended March 31, 2021, 2022 and 2023 was 8,892 million yen, 11,105 million yen and 15,781 million yen, respectively.
Sony Group Corporation principally has a stock-based compensation incentive plan for the corporate executive officers and employees of Sony Group Corporation, and the directors, other officers and employees of its subsidiaries in the form of a stock option plan. The stock acquisition rights granted under the stock option plan generally have three-year vesting schedules and are exercisable up to 10 years from the date of grant. Sony Group Corporation either issues new shares of common stock or reissues existing treasury stock upon the exercise of these rights.
The weighted-average fair value per share at the date of grant of stock acquisition rights granted during the fiscal years ended March 31, 2021, 2022 and 2023 was 2,207 yen, 2,994 yen and 3,123 yen, respectively. The fair value of stock acquisition rights granted on the date of grant and used to recognize compensation expense for the fiscal years ended March 31, 2021, 2022 and 2023 was estimated using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Fiscal year ended March 31
	2021		2022		2023
Weighted-average assumptions
Share price at the grant date	9,202	yen	14,361	yen	11,389	yen
Risk-free interest rate	0.17%		0.60%		1.88%
Expected lives	5.41	years	5.33	years	5.46	years
Expected volatility*	26.97%		22.47%		26.55%
Expected dividends	0.34%		0.29%		0.47%

*	Expected volatility was based on the historical volatilities of Sony Group Corporation’s common stock over the expected life of the stock acquisition rights.
A summary of the activities regarding the stock option plan during the fiscal years ended March 31, 2021, 2022 and 2023 is as follows:

	Fiscal year ended March 31
	2021		2022		2023
	Number of shares	Weighted- average exercise price	Number of shares	Weighted- average exercise price	Number of shares	Weighted- average exercise price
		Yen		Yen		Yen

Outstanding at beginning of the fiscal year	12,876,700	4,982	14,022,400	6,653	16,544,300	9,397

Granted	4,534,600	9,221	4,876,400	14,188	4,744,300	10,979
Exercised	3,178,300	3,911	1,944,900	5,313	1,260,800	5,565
Forfeited or expired	210,600	6,280	409,600	9,484	336,300	12,654

Outstanding at end of the fiscal year	14,022,400	6,653	16,544,300	9,397	19,691,500	10,312

Exercisable at end of the fiscal year	5,800,700	4,535	7,044,700	5,883	9,683,000	8,033
The weighted-average stock price at the time when the stock acquisition rights were exercised during the fiscal years ended March 31, 2021, 2022 and 2023 was 9,311 yen, 12,627 yen and 11,404 yen, respectively.

A summary of unexercised stock acquisition rights as of March 31, 2021, 2022 and 2023 is as follows:

Series	Date of grant	Exercise term	Exercise price	Outstanding at end of the fiscal year (shares)
				2021	2022	2023

22 nd	November 22, 2011	November 22, 2012 to November 21, 2021	¥1,523	24,700	—	—
23 rd	November 22, 2011	November 22, 2012 to November 21, 2021	$19.44	77,500	—	—
24 th	December 4, 2012	December 4, 2013 to December 3, 2022	¥932	24,000	14,700	—
25 th	December 4, 2012	December 4, 2013 to December 3, 2022	$11.23	102,600	77,900	—
26 th	November 20, 2013	November 20, 2014 to November 19, 2023	¥2,007	88,500	47,000	14,400
27 th	November 20, 2013	November 20, 2014 to November 19, 2023	$20.01	140,900	127,300	110,700
28 th	November 20, 2014	November 20, 2015 to November 19, 2024	¥2,410.5	243,700	190,900	132,500
29 th	November 20, 2014	November 20, 2015 to November 19, 2024	$20.67	167,300	154,100	135,500
30 th	November 19, 2015	November 19, 2016 to November 18, 2025	¥3,404	323,900	252,600	186,900
31 st	November 19, 2015	November 19, 2016 to November 18, 2025	$27.51	218,800	170,800	148,200
32 nd	November 22, 2016	November 22, 2017 to November 21, 2026	¥3,364	672,100	516,300	390,400
33 rd	November 22, 2016	November 22, 2017 to November 21, 2026	$31.06	446,200	367,900	330,500
34 th	November 21, 2017	November 21, 2018 to November 20, 2027	¥5,231	872,800	572,500	434,200
35 th	November 21, 2017	November 21, 2018 to November 20, 2027	$45.73	787,200	676,400	620,500
36 th	February 28, 2018	February 28, 2019 to February 27, 2028	¥5,442	5,800	4,500	3,900
38 th	November 20, 2018	November 20, 2019 to November 19, 2028	¥6,440	1,290,600	977,800	839,900
39 th	November 20, 2018	November 20, 2019 to November 19, 2028	$56.22	987,300	826,800	760,500
40 th	November 20, 2019	November 20, 2020 to November 19, 2029	¥6,705	1,645,300	1,389,700	1,210,100
41 st	November 20, 2019	November 20, 2020 to November 19, 2029	$60.99	1,393,400	1,190,800	1,076,300
42 nd	April 17, 2020	April 17, 2021 to April 16, 2030	$63.75	20,000	13,300	13,300
43 rd	November 18, 2020	November 18, 2021 to November 17, 2030	¥9,237	2,252,000	2,193,000	2,060,400
44 th	November 18, 2020	November 18, 2021 to November 17, 2030	$87.48	2,222,800	1,974,800	1,862,100
45 th	November 18, 2021	November 18, 2022 to November 17, 2031	¥14,350	—	2,399,100	2,367,500
46 th	November 18, 2021	November 18, 2022 to November 17, 2031	$124.90	—	2,391,100	2,277,100
47 th	November 16, 2022	November 16, 2023 to November 15, 2032	¥11,390	—	—	2,427,100
48 th	November 16, 2022	November 16, 2023 to November 15, 2032	$77.89	—	—	2,289,500